Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3000
1 Sovereign Square	Fax +44 (0) 113 231 3200
Sovereign Street	john.midgley@kpmg.co.uk
Leeds LS1 4DA	Mobile +44 (0) 7500 607 840
United Kingdom

Private & confidential
The Directors
LSF11 Boson Investments S.à r.l., acting in respect of Compartment 2
33 Rue du puits Romain
8070 Bertrange
Luxembourg
(the “Issuer”)

LSF11 Boson Investments S.à r.l., acting in respect of Compartment 1
33 Rue du puits Romain
8070 Bertrange
Luxembourg
(the “Loan Seller”)

LSF XI Investments LLC
2711 N. Haskell Avenue
Suite 1700
Dallas, Texas, United States
(“LSF XI”)

Morgan Stanley & Co. International plc
25 Cabot Square
Canary Wharf
London, E14 4AD
(the “Arranger”)

16 November 2021

Your ref	Project Mercurio

Our ref	jm/cc1474

Contact	John Midgley
0113 231 3916

Dear All

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)

In accordance with engagement terms that have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540
Registered office: 15 Canada Square, London, E14 5GL
For full details of our professional regulation please refer to
‘Regulatory information' under ‘About’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)
16 November 2021

This Data AUP Letter is addressed to the directors of the Issuer, the Loan Seller, LSF XI and the Arranger. Together and collectively all addressees of this Data AUP Letter are referred to as “you”.

We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).  In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the Spanish residential mortgage loans and REOs portfolio

A data file containing a list of 6,288 Spanish residential mortgage loans and REOs, entitled “Mercurio Perimeter.xlsx” was made available to us by the Loan Seller on 23 July 2021.  A sample of 442 Spanish residential mortgage loans and REOs were drawn at random from this list (the “Sample”).

A data file containing details of the Sample, entitled “Project Mercurio_Agencies Tape_25082021.xlsb” was made available to us by the Arranger on 25 August 2021 (the “Extraction File”).  Our work was based on this Extraction File.  The Extraction File contained information on the Sample as shown by the records of the Loan Seller as at 31 July 2021 (the “Cut-off Date”).

Limited procedures as set out in the scope of services (the “Scope of Services”) attached as Appendix C in connection with the Sample were carried out.  The sampling technique and basis of selection for the sample are set out in the Scope of Services.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Loan Seller, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Loan Seller, (ii) the physical existence of the Spanish residential mortgage loans and REOs, (iii) the reliability or accuracy of the documents provided to us by the Loan Seller which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the loan documentation.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)
16 November 2021

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Spanish residential mortgage loans and REOs to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the originator of the Spanish residential mortgage loans and REOs with applicable laws and regulations, or (iv) any other factor or characteristic of the Spanish residential mortgage loans and REOs that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

1	Findings

The findings from the agreed upon procedures are set out in Appendix A.

The following statistical interpretation can be applied to the findings set out in Appendix A:  on the basis of the number of errors identified in the Sample (as reported on the ‘Errors’ lines of Appendix A) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains errors relating to the specified test, where X is the relevant percentage reported on the ‘Statistics’ line of Appendix A.

Within the Extraction File, there are certain fields that have missing data attributes and as such, we have been unable to test these items. Where no data attribute is available, we have marked this as ‘missing data’ and the sample size for the relevant test has been reduced to reflect the number of observable data attributes.

Furthermore, within the Sample there are 75 files with missing documentation such that we were unable to perform certain tests.  For our statistical analysis, we have calculated the maximum error rates based on the number of observable data attributes (treating the missing documents as an error in each case) and also based on the number of documents reviewed for each relevant test, which excludes the Spanish residential mortgage loans and REOs with missing documentation from the observable data attributes in the Sample.

Details of the errors, missing documentation and missing data found as a result of the agreed upon procedures, and listed in Appendix A, are set out in Appendix B.

2	General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date.  In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)
16 November 2021

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board.  We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended.  The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained.  This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria.  This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5).  The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website.  The agreed upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO.  As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it.  In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)
16 November 2021

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release.  Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully
KPMG LLP

Appendix A: Results Mercurio Borrower name - Land Registry / Cadastral Reference Property address - Land Registry / Legal Charge / Folio - Land Registry / Legal Charge / Folio Property type - Valuation report - Latest Valuation Report Latest valuation amount - Latest Valuation Report Latest valuation date - Latest Valuation Report Document signatory - Latest Valuation Report Loan origination date - IT System Original loan balance - Land Registry Loan currency - IT System Current interest rate - IT System Current balance - IT System Arrears Balance - IT System Legal charge - Land Registry / Legal Charge / Cadastral Reference Borrower Type - IT System Default Date - IT System Repayment Frequency - IT System Legal Status Date - IT System Legal Status Date - IT System Date of Loan Maturity - IT System Repayment Method - IT System Type of Procedure - IT System Bankruptcy status - IT System Bankruptcy Claim Date - IT System Property address - Latest Valuation Report Legal Charge Holder - Land Registry / Legal Charge / Folio Sample Size : 442 Cut-Off Date : 31 July 2021 Date of AUP : w/c 23 August 2021 Test Number 1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25 Number of Files 442 442 442 442 442 442 442 442 442 442 442 4
KPMG Ref File Status E M ND 1 - - - - - - - - - - - - - - - - - - - E - - - - - Error 1 0 0 5 - - M M M M - - - - - - - - - - - - - E - - - M - Error and Missing Documentation 1 5 0 13 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 16 - - - - - E - - - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 1 0 19 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 20 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 29 - - - - - - - - - - - - - - - - - E - - - - - - - Error 1 0 0 36 - - - - - - - - - - - - - - - - - - - - - E E - - Error 2 0 0 38 - - - E E - - - - - - - - - - - - - - - - - - - - Error 2 0 0 39 - - - E E - E E - - - - - - - - - - - - - - - - - Error 4 0 0 40 - - - - - - M - - - - - - - - - - - - - - - - - - Missing Documentation 0 1 0 41 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 42 - - - - - - - E - - - - E - - - - - - - - - - - - Error 2 0 0 44 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 52 - - - - - - M - M M - - - M M M E E M - - - - - - Error and Missing Documentation 2 7 0 53 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 63 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 64 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 65 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 67 - - - - - - - - - - - - - - - - - - - - - - - E - Error 1 0 0 70 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 72 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 77 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 78 - - - - - - - E - - - - - - - - - E - - - - - - - Error 2 0 0 79 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 80 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 81 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 82 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 83 E - - - - - - E - - - - - - - - - - - - - - - - - Error 2 0 0 85 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 86 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 87 - - - - - - - E - - - - - - - - - E - - - - - - - Error 2 0 0 88 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 89 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 90 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 93 - - - - - - - - - - - - - - - - E - - - - - - - - Error 1 0 0 95 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 98 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 101 - - E - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 106 - - - E E E - - - - - - - - - - - - - - - - - - - Error 3 0 0 107 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 108 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 109 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 110 - - E E E - - E - - - - - - - - - - - - - - - E - Error 5 0 0 116 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 117 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 118 - - - - - - E - - - - - - - - - - - - - - - - - - Error 1 0 0 119 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 120 - - - - - E E E - - - - - - - - - - - - - - - - - Error 3 0 0 121 - - - - - - E E - - - - - - - - - - - - - - - - - Error 2 0 0 122 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 124 - - - E E - - - - - - - - - - - - - - - - - - - - Error 2 0 0
42 442 442 442 442 442 442 442 442 442 442 442 442 442 No Data 4 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 Number of Files 438 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 Files - Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 No Error 269 - Missing 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error (E) 98 Total 12 2 58 65 63 78 33 48 19 19 17 17 3 19 19 19 24 34 19 20 19 20 19 64 1 No Data (ND) 0 Statistics 5.06% 1.83% 17.14% 18.89% 18.40% 22.09% 10.75% 14.63% 7.00% 7.00% 6.44% 6.44% 2.19% 7.00% 7.00% 7.00% 8.37% 11.02% 7.00% 7.27% 7.00% 7.27% 7.00% 18.64% 1.45% Missing Documentation (M) 46 Missing Documentation and No Data 3 Number of Missing Documentation 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error and No Data 0 Number of Files excl. Missing 438 442 387 387 387 387 422 442 423 423 425 425 442 423 423 423 424 424 423 424 424 424 424 386 442 Error and Missing Documentation 25 Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 Error, No Data and Missing Documentation 1 Statistics at 99 / 1 confidence 5.06% 1.83% 2.51% 5.06% 4.36% 9.24% 5.55% 14.63% 1.03% 1.03% 1.03% 1.03% 2.19% 1.03% 1.03% 1.03% 3.32% 6.41% 1.03% 1.91% 1.49% 1.91% 1.49% 4.37% 1.45% Total 442

Appendix A: Results Mercurio Borrower name - Land Registry / Cadastral Reference Property address - Land Registry / Legal Charge / Folio - Land Registry / Legal Charge / Folio Property type - Valuation report - Latest Valuation Report Latest valuation amount - Latest Valuation Report Latest valuation date - Latest Valuation Report Document signatory - Latest Valuation Report Loan origination date - IT System Original loan balance - Land Registry Loan currency - IT System Current interest rate - IT System Current balance - IT System Arrears Balance - IT System Legal charge - Land Registry / Legal Charge / Cadastral Reference Borrower Type - IT System Default Date - IT System Repayment Frequency - IT System Legal Status Date - IT System Legal Status Date - IT System Date of Loan Maturity - IT System Repayment Method - IT System Type of Procedure - IT System Bankruptcy status - IT System Bankruptcy Claim Date - IT System Property address - Latest Valuation Report Legal Charge Holder - Land Registry / Legal Charge / Folio Sample Size : 442 Cut-Off Date : 31 July 2021 Date of AUP : w/c 23 August 2021 Test Number 1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25 Number of Files 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 No Data 4 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 Number of Files 438 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 Files - Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 No Error 269 - Missing 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error (E) 98 Total 12 2 58 65 63 78 33 48 19 19 17 17 3 19 19 19 24 34 19 20 19 20 19 64 1 No Data (ND) 0 Statistics 5.06% 1.83% 17.14% 18.89% 18.40% 22.09% 10.75% 14.63% 7.00% 7.00% 6.44% 6.44% 2.19% 7.00% 7.00% 7.00% 8.37% 11.02% 7.00% 7.27% 7.00% 7.27% 7.00% 18.64% 1.45% Missing Documentation (M) 46 Missing Documentation and No Data 3 Number of Missing Documentation 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error and No Data 0 Number of Files excl. Missing 438 442 387 387 387 387 422 442 423 423 425 425 442 423 423 423 424 424 423 424 424 424 424 386 442 Error and Missing Documentation 25 Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 Error, No Data and Missing Documentation 1 Statistics at 99 / 1 confidence 5.06% 1.83% 2.51% 5.06% 4.36% 9.24% 5.55% 14.63% 1.03% 1.03% 1.03% 1.03% 2.19% 1.03% 1.03% 1.03% 3.32% 6.41% 1.03% 1.91% 1.49% 1.91% 1.49% 4.37% 1.45% Total 442
129 - - - - - - E E - - - - - - - - - - - - - - - - - Error 2 0 0 133 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 135 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 142 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 145 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 146 - - - - - - E - - - - - - - - - - - - - - - - - - Error 1 0 0 147 - - - - - - E - - - - - E - - - - - - - - - - - - Error 2 0 0 150 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 151 - - E - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 152 - - M M M M - - - - - - - - - - - E - - - - - M - Error and Missing Documentation 1 5 0 153 - - M M M M E - - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 158 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 159 E - M M M M - - - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 161 - - - - - - E - - - - - - - - - - - - - - - - - - Error 1 0 0 165 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 166 - - - - - - - - - - - - - - - - - - - - - - - E - Error 1 0 0 168 - E M M M M - - - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 171 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 172 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 173 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 178 - E - - - - - - - - - - - - - - - - - - - - - E - Error 2 0 0 191 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 192 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 203 - - - - - - - - - - - - - - - - E E - - - - - - - Error 2 0 0 204 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 205 - - - E E - - - - - - - - - - - - - - - - - - - - Error 2 0 0 206 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 209 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 210 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 214 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 217 - - - - - - - - - - - - - - - - - E - - - - - - - Error 1 0 0 225 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 231 - - - - - - - - - - - - - - - - E E - - - - - - - Error 2 0 0 232 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 236 - - - - - - - - - - - - - - - - - - - - - - - E - Error 1 0 0 238 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 240 - - M M M M E - - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 242 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 247 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 250 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 252 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 258 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 260 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 264 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 265 - - - - - - - - - - - - - - - - - E - - - - - - - Error 1 0 0 266 - - - - - - - - - - - - E - - - - - - - - - - - - Error 1 0 0 267 - - - - - - - - - - - - - - - - E - - - - - - - - Error 1 0 0 269 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 270 - - - E - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 272 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 279 - - - - - - - - - - - - - - - - - - - - E - - - - Error 1 0 0 280 - - - - - - - E - - - - - - - - - - - - - - - E - Error 2 0 0 282 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0

Appendix A: Results Mercurio Borrower name - Land Registry / Cadastral Reference Property address - Land Registry / Legal Charge / Folio - Land Registry / Legal Charge / Folio Property type - Valuation report - Latest Valuation Report Latest valuation amount - Latest Valuation Report Latest valuation date - Latest Valuation Report Document signatory - Latest Valuation Report Loan origination date - IT System Original loan balance - Land Registry Loan currency - IT System Current interest rate - IT System Current balance - IT System Arrears Balance - IT System Legal charge - Land Registry / Legal Charge / Cadastral Reference Borrower Type - IT System Default Date - IT System Repayment Frequency - IT System Legal Status Date - IT System Legal Status Date - IT System Date of Loan Maturity - IT System Repayment Method - IT System Type of Procedure - IT System Bankruptcy status - IT System Bankruptcy Claim Date - IT System Property address - Latest Valuation Report Legal Charge Holder - Land Registry / Legal Charge / Folio Sample Size : 442 Cut-Off Date : 31 July 2021 Date of AUP : w/c 23 August 2021 Test Number 1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25 Number of Files 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 No Data 4 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 Number of Files 438 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 Files - Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 No Error 269 - Missing 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error (E) 98 Total 12 2 58 65 63 78 33 48 19 19 17 17 3 19 19 19 24 34 19 20 19 20 19 64 1 No Data (ND) 0 Statistics 5.06% 1.83% 17.14% 18.89% 18.40% 22.09% 10.75% 14.63% 7.00% 7.00% 6.44% 6.44% 2.19% 7.00% 7.00% 7.00% 8.37% 11.02% 7.00% 7.27% 7.00% 7.27% 7.00% 18.64% 1.45% Missing Documentation (M) 46 Missing Documentation and No Data 3 Number of Missing Documentation 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error and No Data 0 Number of Files excl. Missing 438 442 387 387 387 387 422 442 423 423 425 425 442 423 423 423 424 424 423 424 424 424 424 386 442 Error and Missing Documentation 25 Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 Error, No Data and Missing Documentation 1 Statistics at 99 / 1 confidence 5.06% 1.83% 2.51% 5.06% 4.36% 9.24% 5.55% 14.63% 1.03% 1.03% 1.03% 1.03% 2.19% 1.03% 1.03% 1.03% 3.32% 6.41% 1.03% 1.91% 1.49% 1.91% 1.49% 4.37% 1.45% Total 442
285 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 286 - - - - - - E E - - - - - - - - - - - - - - - - - Error 2 0 0 288 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 289 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 290 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 293 - - - E E - - - - - - - - - - - - - - - - - - - - Error 2 0 0 295 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 296 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 297 - - - - - - - - - - - - - - - - - - - - - - - E - Error 1 0 0 298 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 299 - - - - - - - - - - - - - - - - - - - - - E - - - Error 1 0 0 301 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 307 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 309 - - - E E - - - - - - - - - - - - - - - - - - - - Error 2 0 0 310 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 311 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 312 E - M M M M - - - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 313 - - - - - - - - - - - - - - - - - E - - - - - - - Error 1 0 0 316 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 323 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 328 - - - - - - - - - - - - - - - - - E - - - - - - - Error 1 0 0 331 - - - - - - E E - - - - - - - - - - - - - - - - - Error 2 0 0 334 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 337 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 344 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 348 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 351 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 354 E - - - - - M - M M - - - M M M M M M M M M M - - Error and Missing Documentation 1 13 0 357 - - M M M M E E - - - - - - - - - - - - - - - M - Error and Missing Documentation 2 5 0 364 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 368 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 369 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 373 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 379 E - - - - - - - - - - - - - - - - - - - - - - - - Error 1 0 0 381 - - M M M M - E - - - - - - - - - - - - - - - M - Error and Missing Documentation 1 5 0 382 - - M M M M - - - - - - - - - - - E - - - - - M - Error and Missing Documentation 1 5 0 385 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 386 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 394 - - M M M M - - - - - - - - - - - E - - - - - M - Error and Missing Documentation 1 5 0 396 - - - E - - - - - - - - - - - - - - - - - - - E - Error 2 0 0 399 - - - - - - - - - - - - - - - - E E - - - - - - - Error 2 0 0 402 - - - - - - - - - - - - - - - - - E - - - - - - - Error 1 0 0 403 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 406 - - - - - - - E - - - - - - - - - E - - - - - - - Error 2 0 0 407 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 411 - - - - - - - - - - - - - - - - - - - - - - - - E Error 1 0 0 412 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 418 - - - - - E - - - - - - - - - - - - - - - - - - - Error 1 0 0 419 ND - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation and No Data 0 15 1 420 ND - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation and No Data 0 15 1 421 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 422 - - - - - - M E M M M M - M M M M M M M M M M - - Error and Missing Documentation 1 15 0 423 - - - - - - M E M M M M - M M M M M M M M M M - - Error and Missing Documentation 1 15 0

Appendix A: Results Mercurio Borrower name - Land Registry / Cadastral Reference Property address - Land Registry / Legal Charge / Folio - Land Registry / Legal Charge / Folio Property type - Valuation report - Latest Valuation Report Latest valuation amount - Latest Valuation Report Latest valuation date - Latest Valuation Report Document signatory - Latest Valuation Report Loan origination date - IT System Original loan balance - Land Registry Loan currency - IT System Current interest rate - IT System Current balance - IT System Arrears Balance - IT System Legal charge - Land Registry / Legal Charge / Cadastral Reference Borrower Type - IT System Default Date - IT System Repayment Frequency - IT System Legal Status Date - IT System Legal Status Date - IT System Date of Loan Maturity - IT System Repayment Method - IT System Type of Procedure - IT System Bankruptcy status - IT System Bankruptcy Claim Date - IT System Property address - Latest Valuation Report Legal Charge Holder - Land Registry / Legal Charge / Folio Sample Size : 442 Cut-Off Date : 31 July 2021 Date of AUP : w/c 23 August 2021 Test Number 1 2 3 4 5 6 7 8 9 10 11 12 13 14 15 16 17 18 19 20 21 22 23 24 25 Number of Files 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 No Data 4 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 0 Number of Files 438 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 442 Files - Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 No Error 269 - Missing 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error (E) 98 Total 12 2 58 65 63 78 33 48 19 19 17 17 3 19 19 19 24 34 19 20 19 20 19 64 1 No Data (ND) 0 Statistics 5.06% 1.83% 17.14% 18.89% 18.40% 22.09% 10.75% 14.63% 7.00% 7.00% 6.44% 6.44% 2.19% 7.00% 7.00% 7.00% 8.37% 11.02% 7.00% 7.27% 7.00% 7.27% 7.00% 18.64% 1.45% Missing Documentation (M) 46 Missing Documentation and No Data 3 Number of Missing Documentation 0 0 55 55 55 55 20 0 19 19 17 17 0 19 19 19 18 18 19 18 18 18 18 56 0 Error and No Data 0 Number of Files excl. Missing 438 442 387 387 387 387 422 442 423 423 425 425 442 423 423 423 424 424 423 424 424 424 424 386 442 Error and Missing Documentation 25 Errors 12 2 3 10 8 23 13 48 0 0 0 0 3 0 0 0 6 16 0 2 1 2 1 8 1 Error, No Data and Missing Documentation 1 Statistics at 99 / 1 confidence 5.06% 1.83% 2.51% 5.06% 4.36% 9.24% 5.55% 14.63% 1.03% 1.03% 1.03% 1.03% 2.19% 1.03% 1.03% 1.03% 3.32% 6.41% 1.03% 1.91% 1.49% 1.91% 1.49% 4.37% 1.45% Total 442
424 - - - - - - M E M M M M - M M M M M M M M M M - - Error and Missing Documentation 1 15 0 425 E - - - - - M - M M M M - M M M M M M M M M M - - Error and Missing Documentation 1 15 0 426 - - M M M M M - M M M M - M M M M M M M M M M - - Missing Documentation 0 19 0 427 - - - - - - M - M M M M - M M M M M M M M M M M - Missing Documentation 0 16 0 428 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 429 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 430 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 431 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 432 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 433 ND - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation and No Data 0 15 1 434 - - - - - - M - M M M M - M M M M M M M M M M - - Missing Documentation 0 15 0 436 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 437 - - M M M M - - - - - - - - - - - - - - - - - M - Missing Documentation 0 5 0 441 - - - - - - - E - - - - - - - - - - - - - - - - - Error 1 0 0 442 ND - - - - - M E M M M M - M M M M M M M M M M - - Error, No Data and Missing Documentation 1 15 1

Appendix B: Details Of Results KPMG Ref. Test Nbr. Loan ID Property ID Data Field Data Source Extraction File Result Source 19 1 8073756698 719087426893 Participant ID Land Registry / Cadastral Reference 13441 E REDACTED 83 1 8071436691 719102401882 Participant ID Land Registry / Cadastral Reference 19356 E REDACTED 133 1 8072772586 719058242228 Participant ID Land Registry / Cadastral Reference 21793, 21797 E REDACTED 159 1 8072888349 719006042389 Participant ID Land Registry / Cadastral Reference 13775, 15301 E REDACTED 173 1 8073171716 719129064607 Participant ID Land Registry / Cadastral Reference 17149 E REDACTED 252 1 8073690959 719085206148 Participant ID Land Registry / Cadastral Reference 15809, 21639, 21654, 15662 E REDACTED 298 1 8073925905 719092842992 Participant ID Land Registry / Cadastral Reference 17096, 17097 E REDACTED 312 1 8074025298 719211383880 Participant ID Land Registry / Cadastral Reference 17617 E REDACTED 316 1 8074061788 719122478229 Participant ID Land Registry / Cadastral Reference 17254, 17255 E REDACTED 354 1 8074365072 719019721378 Participant ID Land Registry / Cadastral Reference 18897, 18898 E REDACTED 379 1 8074432667 719108216826 Participant ID Land Registry / Cadastral Reference 20089, 20091 E REDACTED 425 1 8073600720 719083187006 Participant ID Land Registry / Cadastral Reference 11295957, 11269154, 11331248 E REDACTED 168 2 8073078439 719068234862 Zip Code Land Registry / Legal Charge / Folio 43850 E REDACTED 178 2 8073188452 719007936441 Zip Code Land Registry / Legal Charge / Folio 30170 E REDACTED 101 3 8072150662 719044716176 Collateral Type Latest Valuation Report WIP E Suelo Urbano 110 3 8072372831 719005514024 Collateral Type Latest Valuation Report Land E Residential 151 3 8072879940 719062907268 Collateral Type Latest Valuation Report Land E Residential 38 4 8074617848 719133728868 Appraisal Value 1 Latest Valuation Report 139,968.91 E 156,326.27 39 4 270930168 719020932832 Appraisal Value 1 Latest Valuation Report 88,552.73 E 183,439.73 106 4 8072255396 719003916006 Appraisal Value 1 Latest Valuation Report 445,009.40 E 457,999.70 110 4 8072372831 719005514024 Appraisal Value 1 Latest Valuation Report 172,702.00 E 245,014.00 124 4 8072603921 719232954788 Appraisal Value 1 Latest Valuation Report 13,194.63 E 38,951.00 205 4 8073400409 719076941558 Appraisal Value 1 Latest Valuation Report 136,780.75 E 168,163.81 270 4 8073831303 719120513379 Appraisal Value 1 Latest Valuation Report 48,495.92 E 100,704.94 293 4 8073917689 719092459066 Appraisal Value 1 Latest Valuation Report 156,056.73 E 77,083.91 309 4 8074004498 719096240603 Appraisal Value 1 Latest Valuation Report 165,545.00 E 154,448.97 396 4 8074605490 719112801907 Appraisal Value 1 Latest Valuation Report 178,125.00 E 169,338.45 38 5 8074617848 719133728868 Appraisal Date 1 Latest Valuation Report 7/2/2019 E 5/21/2018 39 5 270930168 719020932832 Appraisal Date 1 Latest Valuation Report 8/27/2019 E 2/27/2009 106 5 8072255396 719003916006 Appraisal Date 1 Latest Valuation Report 1/20/2009 E 1/7/2008 110 5 8072372831 719005514024 Appraisal Date 1 Latest Valuation Report 9/17/2019 E 9/27/2017 124 5 8072603921 719232954788 Appraisal Date 1 Latest Valuation Report 6/6/2011 E 5/11/2012 205 5 8073400409 719076941558 Appraisal Date 1 Latest Valuation Report 11/2/2004 E 2/2/2009 293 5 8073917689 719092459066 Appraisal Date 1 Latest Valuation Report 5/5/2006 E 4/19/2008 309 5 8074004498 719096240603 Appraisal Date 1 Latest Valuation Report 9/27/2019 E 9/27/2017 16 6 8073623638 719083790584 KPMG Signature Latest Valuation Report Is the document signed? E No 20 6 8073825625 719126552151 KPMG Signature Latest Valuation Report Is the document signed? E No 53 6 8071146066 719033176005 KPMG Signature Latest Valuation Report Is the document signed? E No 63 6 8071288596 719025514940 KPMG Signature Latest Valuation Report Is the document signed? E No 64 6 8071292191 719036012458 KPMG Signature Latest Valuation Report Is the document signed? E No 65 6 8071298942 719022693163 KPMG Signature Latest Valuation Report Is the document signed? E No 70 6 8071327623 719035320003 KPMG Signature Latest Valuation Report Is the document signed? E No 90 6 8072040234 719042465620 KPMG Signature Latest Valuation Report Is the document signed? E No 95 6 8072135570 719003515837 KPMG Signature Latest Valuation Report Is the document signed? E No 106 6 8072255396 719003916006 KPMG Signature Latest Valuation Report Is the document signed? E No 108 6 8072286707 719004034358 KPMG Signature Latest Valuation Report Is the document signed? E No 109 6 8072333273 719048061849 KPMG Signature Latest Valuation Report Is the document signed? E No 120 6 8072556152 719005005007 KPMG Signature Latest Valuation Report Is the document signed? E No 209 6 8073424705 719077623132 KPMG Signature Latest Valuation Report Is the document signed? E No 258 6 8073734764 719086667991 KPMG Signature Latest Valuation Report Is the document signed? E No 260 6 8073738067 719086792267 KPMG Signature Latest Valuation Report Is the document signed? E No 269 6 8073825291 719089820800 KPMG Signature Latest Valuation Report Is the document signed? E No 282 6 8073875285 719091349338 KPMG Signature Latest Valuation Report Is the document signed? E No 289 6 8073899008 719091975403 KPMG Signature Latest Valuation Report Is the document signed? E No 310 6 8074016043 719120996319 KPMG Signature Latest Valuation Report Is the document signed? E No 337 6 8074132133 719100819838 KPMG Signature Latest Valuation Report Is the document signed? E No 373 6 8074424860 719107926963 KPMG Signature Latest Valuation Report Is the document signed? E No 418 6 8171001523 719031126438 KPMG Signature Latest Valuation Report Is the document signed? E No 39 7 270930168 719020932832 Loan Origination Date IT System 3/6/2009 E 6/27/2013 118 7 8072545200 719052640777 Loan Origination Date IT System 9/30/2009 E 3/7/2007 120 7 8072556152 719005005007 Loan Origination Date IT System 5/31/2009 E 7/17/2002 121 7 8072565293 719053136105 Loan Origination Date IT System 6/30/2009 E 10/3/2008 129 7 8072683349 719056247963 Loan Origination Date IT System 4/30/2010 E 11/3/2006 146 7 8072865504 719062124174 Loan Origination Date IT System 5/8/2003 E 12/8/2009

147 7 8072865953 719062151063 Loan Origination Date IT System 6/21/2005 E 4/29/2009 153 7 8072881473 719122114443 Loan Origination Date IT System 4/30/2004 E 9/30/2009 161 7 8072889254 719063530586 Loan Origination Date IT System 7/28/2005 E 11/28/2009 240 7 8073606092 719083331877 Loan Origination Date IT System 2/28/2007 E 3/17/2005 286 7 8073887250 719091614889 Loan Origination Date IT System 6/25/2009 E 8/1/2006 331 7 8074117992 719100343541 Loan Origination Date IT System 3/8/2010 E 8/8/2007 357 7 8074381370 719106250070 Loan Origination Date IT System 7/5/2011 E 2/5/2010 39 8 270930168 719020932832 Original Balance Land Registry 314,453 E 200,000 41 8 270876958 719020303044 Original Balance Land Registry 15,019 E 14,700 42 8 270877982 719108593504 Original Balance Land Registry 35,537 E 43,000 44 8 270917492 719114792835 Original Balance Land Registry 138,133 E 168,000 77 8 8071416983 719039721585 Original Balance Land Registry 42,867 E 56,195 78 8 8071426001 719205562005 Original Balance Land Registry 64,489 E 70,919 79 8 8071426171 719001881277 Original Balance Land Registry 74,590 E 90,152 80 8 8071426564 719057603226 Original Balance Land Registry 17,747 E 22,538 81 8 8071430967 719110055300 Original Balance Land Registry 60,311 E 63,708 82 8 8071431398 719027152485 Original Balance Land Registry 39,044 E 42,000 83 8 8071436691 719102401882 Original Balance Land Registry 200,335 E 206,000 85 8 8071438121 719052896714 Original Balance Land Registry 335,104 E 349,233 86 8 8071439007 719101761554 Original Balance Land Registry 178,478 E 120,000 87 8 8071439798 719026844642 Original Balance Land Registry 112,846 E 115,911 88 8 8071477671 719219027508 Original Balance Land Registry 30,087 E 39,066 89 8 8071478646 719215087545 Original Balance Land Registry 74,663 E 87,147 107 8 8072262479 719036494587 Original Balance Land Registry 109,878 E 114,000 110 8 8072372831 719005514024 Original Balance Land Registry 503,000 E 389,000 116 8 8072480446 719004674388 Original Balance Land Registry 162,393 E 168,000 117 8 8072495062 719110814741 Original Balance Land Registry 242,153 E 257,000 119 8 8072550136 719057524888 Original Balance Land Registry 272,922 E 331,158 120 8 8072556152 719005005007 Original Balance Land Registry 188,809 E 228,000 121 8 8072565293 719053136105 Original Balance Land Registry 307,909 E 320,000 122 8 8072566441 719064520155 Original Balance Land Registry 286,873 E 272,010 129 8 8072683349 719056247963 Original Balance Land Registry 100,143 E 120,000 165 8 8072926974 719000156048 Original Balance Land Registry 87,224 E 126,213 264 8 8073809879 719015443388 Original Balance Land Registry 64,303 E 35,453 272 8 8073842409 719015686526 Original Balance Land Registry 61,500 E 66,064 280 8 8073872357 719091207503 Original Balance Land Registry 102,877 E 20,887 286 8 8073887250 719091614889 Original Balance Land Registry 37,500 E 36,000 288 8 8073893597 719091786949 Original Balance Land Registry 16,828 E 21,000 290 8 8073899126 719016204396 Original Balance Land Registry 63,449 E 96,000 307 8 8073962781 719133148193 Original Balance Land Registry 180,053 E 174,080 323 8 8074104265 719099860189 Original Balance Land Registry 40,440.00 E 37965.04 331 8 8074117992 719100343541 Original Balance Land Registry 168,000 E 130,000 344 8 8074188204 719019234907 Original Balance Land Registry 175,801 E 203,770 351 8 8074356285 719019633486 Original Balance Land Registry 90,880 E 150,500 357 8 8074381370 719106250070 Original Balance Land Registry 216,516 E 222,000 364 8 8074401236 719213411061 Original Balance Land Registry 9,647 E 10,500 369 8 8074406897 719107243491 Original Balance Land Registry 83,000 E 130,700 381 8 8074436434 719130907541 Original Balance Land Registry 270,000 E 264,000 406 8 8074640534 719113301186 Original Balance Land Registry 52,985 E 51,000 407 8 8074642209 719133043580 Original Balance Land Registry 228,000 E 15,000 422 8 8071373753 719038166568 Original Balance Land Registry 143,087.20 E 148000 423 8 8071109459 719030263670 Original Balance Land Registry 5,180.31 E 6539.01 434 8 8072543262 719052583696 Original Balance Land Registry 166,826.56 E 160000 441 8 8172021778 719113447426 Original Balance Land Registry 266,000.00 E 240000 442 8 8075426118 719106780306 Original Balance Land Registry 141,238.95 E 74400 42 13 270877982 719108593504 Assignment Table_Lien Land Registry / Legal Charge / Cadastral Reference 2 E 3 147 13 8072865953 719062151063 Assignment Table_Lien Land Registry / Legal Charge / Cadastral Reference 1 E 2 266 13 8073815362 719090447790 Assignment Table_Lien Land Registry / Legal Charge / Cadastral Reference 1 E 2 52 17 8071121956 719032719105 Litigation Status IT System - E Pdte Resolucion Oposicion 93 17 8072128084 719003504725 Litigation Status IT System - E Valor Resultado De Subasta 203 17 8073393578 719076679279 Litigation Status IT System - E Decreto Subasta 231 17 8073573423 719123699142 Litigation Status IT System - E Pdte Requerimiento De Pago 267 17 8073817766 719116567742 Litigation Status IT System - E Pte. Solicitud Subasta 399 17 8074609827 719020928108 Litigation Status IT System - E Pdte Requerimiento De Pago 29 18 8074362173 719130584191 Latest Legal Step Date IT System 10/10/2016 E 10/19/2016 52 18 8071121956 719032719105 Latest Legal Step Date IT System - E 4/15/2020 78 18 8071426001 719205562005 Latest Legal Step Date IT System - E 5/30/2016 87 18 8071439798 719026844642 Latest Legal Step Date IT System - E 1/18/2017 152 18 8072879967 719006016311 Latest Legal Step Date IT System - E 6/13/2010 203 18 8073393578 719076679279 Latest Legal Step Date IT System - E 10/20/2014 217 18 8073489613 719079563969 Latest Legal Step Date IT System - E 10/6/2011 231 18 8073573423 719123699142 Latest Legal Step Date IT System - E 9/2/2021 265 18 8073811386 719133092854 Latest Legal Step Date IT System - E 9/13/2021 313 18 8074026722 719096944521 Latest Legal Step Date IT System - E 5/25/2018 328 18 8074110680 719100145823 Latest Legal Step Date IT System - E 10/23/2017 382 18 8074436802 719108362547 Latest Legal Step Date IT System - E 4/28/2020 394 18 8074571958 719112426917 Latest Legal Step Date IT System - E 3/18/2014 399 18 8074609827 719020928108 Latest Legal Step Date IT System - E 9/8/2020

29 18 8074362173 719130584191 Latest Legal Step Date IT System 10/10/2016 E 10/19/2016 52 18 8071121956 719032719105 Latest Legal Step Date IT System - E 4/15/2020 78 18 8071426001 719205562005 Latest Legal Step Date IT System - E 5/30/2016 87 18 8071439798 719026844642 Latest Legal Step Date IT System - E 1/18/2017 152 18 8072879967 719006016311 Latest Legal Step Date IT System - E 6/13/2010 203 18 8073393578 719076679279 Latest Legal Step Date IT System - E 10/20/2014 217 18 8073489613 719079563969 Latest Legal Step Date IT System - E 10/6/2011 231 18 8073573423 719123699142 Latest Legal Step Date IT System - E 9/2/2021 265 18 8073811386 719133092854 Latest Legal Step Date IT System - E 9/13/2021 313 18 8074026722 719096944521 Latest Legal Step Date IT System - E 5/25/2018 328 18 8074110680 719100145823 Latest Legal Step Date IT System - E 10/23/2017 382 18 8074436802 719108362547 Latest Legal Step Date IT System - E 4/28/2020 394 18 8074571958 719112426917 Latest Legal Step Date IT System - E 3/18/2014 399 18 8074609827 719020928108 Latest Legal Step Date IT System - E 9/8/2020 402 18 8074621386 719112987062 Latest Legal Step Date IT System - E 8/4/2021 406 18 8074640534 719113301186 Latest Legal Step Date IT System - E 5/31/2018 1 20 8071273734 719110095085 Repayment Method IT System Interest Only E Canon Francés. Tipo Variable 4 20 8071491071 719026563117 Repayment Method IT System Interest Only E Canon Francés. Tipo Variable 279 21 8073871086 719091216348 Type of Procedure IT System not in legal E HIPOTECARIO 36 22 8074410695 719116094620 Bankruptcy Status IT System NA E FASE COMUN 299 22 8073936020 719093380465 Bankruptcy Status IT System Composition Agreement Phase E Convenio 36 23 8074410695 719116094620 Bankruptcy Claim Date IT System NA E 7/9/2021 67 24 8071311590 719024947216 Zip Code Latest Valuation Report 46260 E REDACTED 110 24 8072372831 719005514024 Zip Code Latest Valuation Report 33203 E REDACTED 166 24 8073040323 719067437830 Zip Code Latest Valuation Report 03590 E REDACTED 178 24 8073188452 719007936441 Zip Code Latest Valuation Report 30170 E REDACTED 236 24 8073586338 719082766259 Zip Code Latest Valuation Report 30385 E REDACTED 280 24 8073872357 719091207503 Zip Code Latest Valuation Report 03330 E REDACTED 297 24 8073924225 719092754004 Zip Code Latest Valuation Report 28018 E REDACTED 396 24 8074605490 719112801907 Zip Code Latest Valuation Report 36001 E REDACTED 411 25 8074659462 719114541760 KPMG Legal Charge Holder Land Registry / Legal Charge / Folio Check whether the Legal Charge Holder is included in the Banco Sabadell list E BANCO HALIFAX HISPANIA 5 3 8071494218 719026407031 Collateral Type Latest Valuation Report Residential M Missing 13 3 8073597093 719083117544 Collateral Type Latest Valuation Report CRE M Missing 72 3 8071373339 719038139711 Collateral Type Latest Valuation Report Residential M Missing 85 3 8071438121 719052896714 Collateral Type Latest Valuation Report CRE M Missing 86 3 8071439007 719101761554 Collateral Type Latest Valuation Report Residential M Missing 88 3 8071477671 719219027508 Collateral Type Latest Valuation Report Land M Missing 98 3 8072141659 719044429948 Collateral Type Latest Valuation Report Residential M Missing 117 3 8072495062 719110814741 Collateral Type Latest Valuation Report Residential M Missing 119 3 8072550136 719057524888 Collateral Type Latest Valuation Report Residential M Missing 135 3 8072787932 719058847142 Collateral Type Latest Valuation Report Residential M Missing 142 3 8072848040 719067585657 Collateral Type Latest Valuation Report Residential M Missing 145 3 8072863619 719062037190 Collateral Type Latest Valuation Report Residential M Missing 150 3 8072875882 719062669025 Collateral Type Latest Valuation Report Residential M Missing 152 3 8072879967 719006016311 Collateral Type Latest Valuation Report Residential M Missing 153 3 8072881473 719122114443 Collateral Type Latest Valuation Report Residential M Missing 158 3 8072886626 719063356489 Collateral Type Latest Valuation Report Residential M Missing 159 3 8072888349 719006042389 Collateral Type Latest Valuation Report Residential M Missing 168 3 8073078439 719068234862 Collateral Type Latest Valuation Report Residential M Missing 171 3 8073157928 719069916168 Collateral Type Latest Valuation Report Residential M Missing 172 3 8073169650 719070325286 Collateral Type Latest Valuation Report Residential M Missing 191 3 8073285936 719073583837 Collateral Type Latest Valuation Report Land M Missing 192 3 8073303561 719074074303 Collateral Type Latest Valuation Report Residential M Missing 204 3 8073394442 719217238640 Collateral Type Latest Valuation Report Residential M Missing 206 3 8073402727 719010176350 Collateral Type Latest Valuation Report Residential M Missing 210 3 8073425052 719077638166 Collateral Type Latest Valuation Report Residential M Missing 214 3 8073472628 719010790943 Collateral Type Latest Valuation Report Residential M Missing 225 3 8073549454 719081628025 Collateral Type Latest Valuation Report Residential M Missing 232 3 8073574541 719128610943 Collateral Type Latest Valuation Report Residential M Missing 238 3 8073596898 719083142295 Collateral Type Latest Valuation Report Residential M Missing 240 3 8073606092 719083331877 Collateral Type Latest Valuation Report Residential M Missing 242 3 8073620734 719013273244 Collateral Type Latest Valuation Report Residential M Missing 247 3 8073636459 719131293073 Collateral Type Latest Valuation Report Residential M Missing 250 3 8073684111 719085048086 Collateral Type Latest Valuation Report Residential M Missing

285 3 8073885959 719091589849 Collateral Type Latest Valuation Report Land M Missing 295 3 8073918976 719092590752 Collateral Type Latest Valuation Report Residential M Missing 296 3 8073921801 719124640529 Collateral Type Latest Valuation Report Residential M Missing 301 3 8073944588 719125544602 Collateral Type Latest Valuation Report Residential M Missing 311 3 8074021139 719017762331 Collateral Type Latest Valuation Report Residential M Missing 312 3 8074025298 719211383880 Collateral Type Latest Valuation Report CRE M Missing 334 3 8074123498 719018858130 Collateral Type Latest Valuation Report Residential M Missing 348 3 8074346643 719111514617 Collateral Type Latest Valuation Report Residential M Missing 357 3 8074381370 719106250070 Collateral Type Latest Valuation Report Residential M Missing 364 3 8074401236 719213411061 Collateral Type Latest Valuation Report Residential M Missing 368 3 8074406801 719107240348 Collateral Type Latest Valuation Report Residential M Missing 369 3 8074406897 719107243491 Collateral Type Latest Valuation Report Residential M Missing 381 3 8074436434 719130907541 Collateral Type Latest Valuation Report Residential M Missing 382 3 8074436802 719108362547 Collateral Type Latest Valuation Report Residential M Missing 385 3 8074446406 719108731255 Collateral Type Latest Valuation Report Residential M Missing 386 3 8074449975 719108853004 Collateral Type Latest Valuation Report Residential M Missing 394 3 8074571958 719112426917 Collateral Type Latest Valuation Report Residential M Missing 403 3 8074631201 719113123747 Collateral Type Latest Valuation Report Residential M Missing 412 3 8074661498 719114903987 Collateral Type Latest Valuation Report Residential M Missing 426 3 8072770081 719224707029 Collateral Type Latest Valuation Report Residential M Missing 436 3 8171016266 719002044758 Collateral Type Latest Valuation Report Residential M Missing 437 3 8171018778 719036571238 Collateral Type Latest Valuation Report Residential M Missing 5 4 8071494218 719026407031 Appraisal Value 1 Latest Valuation Report 38,273.17 M Missing 13 4 8073597093 719083117544 Appraisal Value 1 Latest Valuation Report 34,278.25 M Missing 72 4 8071373339 719038139711 Appraisal Value 1 Latest Valuation Report 218,147.63 M Missing 85 4 8071438121 719052896714 Appraisal Value 1 Latest Valuation Report 203,230.69 M Missing 86 4 8071439007 719101761554 Appraisal Value 1 Latest Valuation Report 154,400.00 M Missing 88 4 8071477671 719219027508 Appraisal Value 1 Latest Valuation Report 50,988.24 M Missing 98 4 8072141659 719044429948 Appraisal Value 1 Latest Valuation Report 1,516.00 M Missing 117 4 8072495062 719110814741 Appraisal Value 1 Latest Valuation Report 244,178.50 M Missing 119 4 8072550136 719057524888 Appraisal Value 1 Latest Valuation Report 209,862.50 M Missing 135 4 8072787932 719058847142 Appraisal Value 1 Latest Valuation Report 223,542.23 M Missing 142 4 8072848040 719067585657 Appraisal Value 1 Latest Valuation Report 23,239.36 M Missing 145 4 8072863619 719062037190 Appraisal Value 1 Latest Valuation Report 218,590.47 M Missing 150 4 8072875882 719062669025 Appraisal Value 1 Latest Valuation Report 123,206.00 M Missing 152 4 8072879967 719006016311 Appraisal Value 1 Latest Valuation Report 84,985.26 M Missing 153 4 8072881473 719122114443 Appraisal Value 1 Latest Valuation Report 29,915.41 M Missing 158 4 8072886626 719063356489 Appraisal Value 1 Latest Valuation Report 160,506.37 M Missing 159 4 8072888349 719006042389 Appraisal Value 1 Latest Valuation Report 167,466.50 M Missing 168 4 8073078439 719068234862 Appraisal Value 1 Latest Valuation Report 17,958.34 M Missing 171 4 8073157928 719069916168 Appraisal Value 1 Latest Valuation Report 160,383.94 M Missing 172 4 8073169650 719070325286 Appraisal Value 1 Latest Valuation Report 82,832.88 M Missing 191 4 8073285936 719073583837 Appraisal Value 1 Latest Valuation Report 42,746.83 M Missing 192 4 8073303561 719074074303 Appraisal Value 1 Latest Valuation Report 53,784.00 M Missing 204 4 8073394442 719217238640 Appraisal Value 1 Latest Valuation Report 101,060.70 M Missing 206 4 8073402727 719010176350 Appraisal Value 1 Latest Valuation Report 111,348.67 M Missing 210 4 8073425052 719077638166 Appraisal Value 1 Latest Valuation Report 60,687.70 M Missing 214 4 8073472628 719010790943 Appraisal Value 1 Latest Valuation Report 51,744.00 M Missing 225 4 8073549454 719081628025 Appraisal Value 1 Latest Valuation Report 5,451.25 M Missing 232 4 8073574541 719128610943 Appraisal Value 1 Latest Valuation Report 108,090.68 M Missing 238 4 8073596898 719083142295 Appraisal Value 1 Latest Valuation Report 21,017.34 M Missing 240 4 8073606092 719083331877 Appraisal Value 1 Latest Valuation Report 110,096.00 M Missing 242 4 8073620734 719013273244 Appraisal Value 1 Latest Valuation Report 131,556.21 M Missing 247 4 8073636459 719131293073 Appraisal Value 1 Latest Valuation Report 192,506.00 M Missing 250 4 8073684111 719085048086 Appraisal Value 1 Latest Valuation Report 121,832.00 M Missing 285 4 8073885959 719091589849 Appraisal Value 1 Latest Valuation Report 27,600.00 M Missing 295 4 8073918976 719092590752 Appraisal Value 1 Latest Valuation Report 210,000.00 M Missing 296 4 8073921801 719124640529 Appraisal Value 1 Latest Valuation Report 49,745.01 M Missing 301 4 8073944588 719125544602 Appraisal Value 1 Latest Valuation Report 87,275.35 M Missing 311 4 8074021139 719017762331 Appraisal Value 1 Latest Valuation Report 114,829.86 M Missing 312 4 8074025298 719211383880 Appraisal Value 1 Latest Valuation Report 37,776.39 M Missing 334 4 8074123498 719018858130 Appraisal Value 1 Latest Valuation Report 66,747.30 M Missing 348 4 8074346643 719111514617 Appraisal Value 1 Latest Valuation Report 158,552.06 M Missing 357 4 8074381370 719106250070 Appraisal Value 1 Latest Valuation Report 323,639.75 M Missing

364 4 8074401236 719213411061 Appraisal Value 1 Latest Valuation Report 10,846.00 M Missing 368 4 8074406801 719107240348 Appraisal Value 1 Latest Valuation Report 167,280.00 M Missing 369 4 8074406897 719107243491 Appraisal Value 1 Latest Valuation Report 6,342.48 M Missing 381 4 8074436434 719130907541 Appraisal Value 1 Latest Valuation Report 160,659.60 M Missing 382 4 8074436802 719108362547 Appraisal Value 1 Latest Valuation Report 92,009.25 M Missing 385 4 8074446406 719108731255 Appraisal Value 1 Latest Valuation Report 112,540.38 M Missing 386 4 8074449975 719108853004 Appraisal Value 1 Latest Valuation Report 108,538.40 M Missing 394 4 8074571958 719112426917 Appraisal Value 1 Latest Valuation Report 167,715.00 M Missing 403 4 8074631201 719113123747 Appraisal Value 1 Latest Valuation Report 194,329.04 M Missing 412 4 8074661498 719114903987 Appraisal Value 1 Latest Valuation Report 70,462.35 M Missing 426 4 8072770081 719224707029 Appraisal Value 1 Latest Valuation Report 161,066.67 M Missing 436 4 8171016266 719002044758 Appraisal Value 1 Latest Valuation Report 330,524.00 M Missing 437 4 8171018778 719036571238 Appraisal Value 1 Latest Valuation Report 310,383.15 M Missing 5 5 8071494218 719026407031 Appraisal Date 1 Latest Valuation Report 11/17/2000 M Missing 13 5 8073597093 719083117544 Appraisal Date 1 Latest Valuation Report 12/11/2018 M Missing 72 5 8071373339 719038139711 Appraisal Date 1 Latest Valuation Report 4/8/2005 M Missing 85 5 8071438121 719052896714 Appraisal Date 1 Latest Valuation Report 7/6/2019 M Missing 86 5 8071439007 719101761554 Appraisal Date 1 Latest Valuation Report 2/18/2004 M Missing 88 5 8071477671 719219027508 Appraisal Date 1 Latest Valuation Report 8/3/2017 M Missing 98 5 8072141659 719044429948 Appraisal Date 1 Latest Valuation Report 10/16/2017 M Missing 117 5 8072495062 719110814741 Appraisal Date 1 Latest Valuation Report 11/27/2017 M Missing 119 5 8072550136 719057524888 Appraisal Date 1 Latest Valuation Report 12/5/2018 M Missing 135 5 8072787932 719058847142 Appraisal Date 1 Latest Valuation Report 6/26/2019 M Missing 142 5 8072848040 719067585657 Appraisal Date 1 Latest Valuation Report 10/3/2017 M Missing 145 5 8072863619 719062037190 Appraisal Date 1 Latest Valuation Report 4/18/2007 M Missing 150 5 8072875882 719062669025 Appraisal Date 1 Latest Valuation Report 8/3/2017 M Missing 152 5 8072879967 719006016311 Appraisal Date 1 Latest Valuation Report 10/3/2017 M Missing 153 5 8072881473 719122114443 Appraisal Date 1 Latest Valuation Report 10/3/2018 M Missing 158 5 8072886626 719063356489 Appraisal Date 1 Latest Valuation Report 7/27/2017 M Missing 159 5 8072888349 719006042389 Appraisal Date 1 Latest Valuation Report 10/11/2017 M Missing 168 5 8073078439 719068234862 Appraisal Date 1 Latest Valuation Report 5/24/2012 M Missing 171 5 8073157928 719069916168 Appraisal Date 1 Latest Valuation Report 2/1/2006 M Missing 172 5 8073169650 719070325286 Appraisal Date 1 Latest Valuation Report 10/22/2018 M Missing 191 5 8073285936 719073583837 Appraisal Date 1 Latest Valuation Report 1/3/2018 M Missing 192 5 8073303561 719074074303 Appraisal Date 1 Latest Valuation Report 10/15/2017 M Missing 204 5 8073394442 719217238640 Appraisal Date 1 Latest Valuation Report 12/5/2019 M Missing 206 5 8073402727 719010176350 Appraisal Date 1 Latest Valuation Report 10/2/2017 M Missing 210 5 8073425052 719077638166 Appraisal Date 1 Latest Valuation Report 3/2/2018 M Missing 214 5 8073472628 719010790943 Appraisal Date 1 Latest Valuation Report 9/21/2017 M Missing 225 5 8073549454 719081628025 Appraisal Date 1 Latest Valuation Report 6/28/2019 M Missing 232 5 8073574541 719128610943 Appraisal Date 1 Latest Valuation Report 10/2/2017 M Missing 238 5 8073596898 719083142295 Appraisal Date 1 Latest Valuation Report 10/24/2006 M Missing 240 5 8073606092 719083331877 Appraisal Date 1 Latest Valuation Report 2/28/2007 M Missing 242 5 8073620734 719013273244 Appraisal Date 1 Latest Valuation Report 10/3/2017 M Missing 247 5 8073636459 719131293073 Appraisal Date 1 Latest Valuation Report 10/23/2017 M Missing 250 5 8073684111 719085048086 Appraisal Date 1 Latest Valuation Report 10/23/2017 M Missing 285 5 8073885959 719091589849 Appraisal Date 1 Latest Valuation Report 1/3/2020 M Missing 295 5 8073918976 719092590752 Appraisal Date 1 Latest Valuation Report 9/6/2017 M Missing 296 5 8073921801 719124640529 Appraisal Date 1 Latest Valuation Report 11/6/2018 M Missing 301 5 8073944588 719125544602 Appraisal Date 1 Latest Valuation Report 10/20/2017 M Missing 311 5 8074021139 719017762331 Appraisal Date 1 Latest Valuation Report 10/11/2017 M Missing 312 5 8074025298 719211383880 Appraisal Date 1 Latest Valuation Report 12/10/2018 M Missing 334 5 8074123498 719018858130 Appraisal Date 1 Latest Valuation Report 10/18/2017 M Missing 348 5 8074346643 719111514617 Appraisal Date 1 Latest Valuation Report 10/22/2019 M Missing 357 5 8074381370 719106250070 Appraisal Date 1 Latest Valuation Report 3/6/2007 M Missing 364 5 8074401236 719213411061 Appraisal Date 1 Latest Valuation Report 7/10/2017 M Missing 368 5 8074406801 719107240348 Appraisal Date 1 Latest Valuation Report 5/15/2006 M Missing 369 5 8074406897 719107243491 Appraisal Date 1 Latest Valuation Report 11/30/2010 M Missing 381 5 8074436434 719130907541 Appraisal Date 1 Latest Valuation Report 6/5/2018 M Missing 382 5 8074436802 719108362547 Appraisal Date 1 Latest Valuation Report 10/26/2017 M Missing 385 5 8074446406 719108731255 Appraisal Date 1 Latest Valuation Report 7/5/2018 M Missing 386 5 8074449975 719108853004 Appraisal Date 1 Latest Valuation Report 5/31/2011 M Missing 394 5 8074571958 719112426917 Appraisal Date 1 Latest Valuation Report 8/28/2017 M Missing 403 5 8074631201 719113123747 Appraisal Date 1 Latest Valuation Report 12/28/2010 M Missing

412 5 8074661498 719114903987 Appraisal Date 1 Latest Valuation Report 1/31/2018 M Missing 426 5 8072770081 719224707029 Appraisal Date 1 Latest Valuation Report 10/18/2017 M Missing 436 5 8171016266 719002044758 Appraisal Date 1 Latest Valuation Report 9/27/2004 M Missing 437 5 8171018778 719036571238 Appraisal Date 1 Latest Valuation Report 1/16/2006 M Missing 5 6 8071494218 719026407031 KPMG Signature Latest Valuation Report Is the document signed? M Missing 13 6 8073597093 719083117544 KPMG Signature Latest Valuation Report Is the document signed? M Missing 72 6 8071373339 719038139711 KPMG Signature Latest Valuation Report Is the document signed? M Missing 85 6 8071438121 719052896714 KPMG Signature Latest Valuation Report Is the document signed? M Missing 86 6 8071439007 719101761554 KPMG Signature Latest Valuation Report Is the document signed? M Missing 88 6 8071477671 719219027508 KPMG Signature Latest Valuation Report Is the document signed? M Missing 98 6 8072141659 719044429948 KPMG Signature Latest Valuation Report Is the document signed? M Missing 117 6 8072495062 719110814741 KPMG Signature Latest Valuation Report Is the document signed? M Missing 119 6 8072550136 719057524888 KPMG Signature Latest Valuation Report Is the document signed? M Missing 135 6 8072787932 719058847142 KPMG Signature Latest Valuation Report Is the document signed? M Missing 142 6 8072848040 719067585657 KPMG Signature Latest Valuation Report Is the document signed? M Missing 145 6 8072863619 719062037190 KPMG Signature Latest Valuation Report Is the document signed? M Missing 150 6 8072875882 719062669025 KPMG Signature Latest Valuation Report Is the document signed? M Missing 152 6 8072879967 719006016311 KPMG Signature Latest Valuation Report Is the document signed? M Missing 153 6 8072881473 719122114443 KPMG Signature Latest Valuation Report Is the document signed? M Missing 158 6 8072886626 719063356489 KPMG Signature Latest Valuation Report Is the document signed? M Missing 159 6 8072888349 719006042389 KPMG Signature Latest Valuation Report Is the document signed? M Missing 168 6 8073078439 719068234862 KPMG Signature Latest Valuation Report Is the document signed? M Missing 171 6 8073157928 719069916168 KPMG Signature Latest Valuation Report Is the document signed? M Missing 172 6 8073169650 719070325286 KPMG Signature Latest Valuation Report Is the document signed? M Missing 191 6 8073285936 719073583837 KPMG Signature Latest Valuation Report Is the document signed? M Missing 192 6 8073303561 719074074303 KPMG Signature Latest Valuation Report Is the document signed? M Missing 204 6 8073394442 719217238640 KPMG Signature Latest Valuation Report Is the document signed? M Missing 206 6 8073402727 719010176350 KPMG Signature Latest Valuation Report Is the document signed? M Missing 210 6 8073425052 719077638166 KPMG Signature Latest Valuation Report Is the document signed? M Missing 214 6 8073472628 719010790943 KPMG Signature Latest Valuation Report Is the document signed? M Missing 225 6 8073549454 719081628025 KPMG Signature Latest Valuation Report Is the document signed? M Missing 232 6 8073574541 719128610943 KPMG Signature Latest Valuation Report Is the document signed? M Missing 238 6 8073596898 719083142295 KPMG Signature Latest Valuation Report Is the document signed? M Missing 240 6 8073606092 719083331877 KPMG Signature Latest Valuation Report Is the document signed? M Missing 242 6 8073620734 719013273244 KPMG Signature Latest Valuation Report Is the document signed? M Missing 247 6 8073636459 719131293073 KPMG Signature Latest Valuation Report Is the document signed? M Missing 250 6 8073684111 719085048086 KPMG Signature Latest Valuation Report Is the document signed? M Missing 285 6 8073885959 719091589849 KPMG Signature Latest Valuation Report Is the document signed? M Missing 295 6 8073918976 719092590752 KPMG Signature Latest Valuation Report Is the document signed? M Missing 296 6 8073921801 719124640529 KPMG Signature Latest Valuation Report Is the document signed? M Missing 301 6 8073944588 719125544602 KPMG Signature Latest Valuation Report Is the document signed? M Missing 311 6 8074021139 719017762331 KPMG Signature Latest Valuation Report Is the document signed? M Missing 312 6 8074025298 719211383880 KPMG Signature Latest Valuation Report Is the document signed? M Missing 334 6 8074123498 719018858130 KPMG Signature Latest Valuation Report Is the document signed? M Missing 348 6 8074346643 719111514617 KPMG Signature Latest Valuation Report Is the document signed? M Missing 357 6 8074381370 719106250070 KPMG Signature Latest Valuation Report Is the document signed? M Missing 364 6 8074401236 719213411061 KPMG Signature Latest Valuation Report Is the document signed? M Missing 368 6 8074406801 719107240348 KPMG Signature Latest Valuation Report Is the document signed? M Missing 369 6 8074406897 719107243491 KPMG Signature Latest Valuation Report Is the document signed? M Missing 381 6 8074436434 719130907541 KPMG Signature Latest Valuation Report Is the document signed? M Missing 382 6 8074436802 719108362547 KPMG Signature Latest Valuation Report Is the document signed? M Missing 385 6 8074446406 719108731255 KPMG Signature Latest Valuation Report Is the document signed? M Missing 386 6 8074449975 719108853004 KPMG Signature Latest Valuation Report Is the document signed? M Missing 394 6 8074571958 719112426917 KPMG Signature Latest Valuation Report Is the document signed? M Missing 403 6 8074631201 719113123747 KPMG Signature Latest Valuation Report Is the document signed? M Missing 412 6 8074661498 719114903987 KPMG Signature Latest Valuation Report Is the document signed? M Missing 426 6 8072770081 719224707029 KPMG Signature Latest Valuation Report Is the document signed? M Missing 436 6 8171016266 719002044758 KPMG Signature Latest Valuation Report Is the document signed? M Missing 437 6 8171018778 719036571238 KPMG Signature Latest Valuation Report Is the document signed? M Missing 40 7 270873973 719019684608 Loan Origination Date IT System 6/23/2014 M Missing 52 7 8071121956 719032719105 Loan Origination Date IT System 9/12/2002 M Missing 354 7 8074365072 719019721378 Loan Origination Date IT System 7/23/2002 M Missing 419 7 8074440254 719020503029 Loan Origination Date IT System 10/14/2010 M Missing 420 7 8073631354 719120292820 Loan Origination Date IT System 7/31/2007 M Missing

421 7 8073903792 719092094083 Loan Origination Date IT System 4/11/2008 M Missing 422 7 8071373753 719038166568 Loan Origination Date IT System 9/21/2005 M Missing 423 7 8071109459 719030263670 Loan Origination Date IT System 2/7/2006 M Missing 424 7 8072931026 719064740258 Loan Origination Date IT System 7/1/2011 M Missing 425 7 8073600720 719083187006 Loan Origination Date IT System 12/15/2006 M Missing 426 7 8072770081 719224707029 Loan Origination Date IT System 11/3/2005 M Missing 427 7 8074137390 719101005126 Loan Origination Date IT System 6/18/2004 M Missing 428 7 8073410864 719104213592 Loan Origination Date IT System 3/12/2004 M Missing 429 7 8073711406 719230322214 Loan Origination Date IT System 10/28/2004 M Missing 430 7 8074106911 719133088968 Loan Origination Date IT System 12/20/2002 M Missing 431 7 8072224898 719223938213 Loan Origination Date IT System 12/4/2007 M Missing 432 7 8074407687 719107267273 Loan Origination Date IT System 3/14/2011 M Missing 433 7 8072857555 719061753351 Loan Origination Date IT System 4/14/2008 M Missing 434 7 8072543262 719052583696 Loan Origination Date IT System 5/31/2009 M Missing 442 7 8075426118 719106780306 Loan Origination Date IT System 2/17/2016 M Missing 52 9 8071121956 719032719105 Loan Currency Denomination IT System EUR M Missing 354 9 8074365072 719019721378 Loan Currency Denomination IT System EUR M Missing 419 9 8074440254 719020503029 Loan Currency Denomination IT System EUR M Missing 420 9 8073631354 719120292820 Loan Currency Denomination IT System EUR M Missing 421 9 8073903792 719092094083 Loan Currency Denomination IT System EUR M Missing 422 9 8071373753 719038166568 Loan Currency Denomination IT System EUR M Missing 423 9 8071109459 719030263670 Loan Currency Denomination IT System EUR M Missing 424 9 8072931026 719064740258 Loan Currency Denomination IT System EUR M Missing 425 9 8073600720 719083187006 Loan Currency Denomination IT System EUR M Missing 426 9 8072770081 719224707029 Loan Currency Denomination IT System EUR M Missing 427 9 8074137390 719101005126 Loan Currency Denomination IT System EUR M Missing 428 9 8073410864 719104213592 Loan Currency Denomination IT System EUR M Missing 429 9 8073711406 719230322214 Loan Currency Denomination IT System EUR M Missing 430 9 8074106911 719133088968 Loan Currency Denomination IT System EUR M Missing 431 9 8072224898 719223938213 Loan Currency Denomination IT System EUR M Missing 432 9 8074407687 719107267273 Loan Currency Denomination IT System EUR M Missing 433 9 8072857555 719061753351 Loan Currency Denomination IT System EUR M Missing 434 9 8072543262 719052583696 Loan Currency Denomination IT System EUR M Missing 442 9 8075426118 719106780306 Loan Currency Denomination IT System EUR M Missing 52 10 8071121956 719032719105 Current Interest Rate IT System 1.84 M Missing 354 10 8074365072 719019721378 Current Interest Rate IT System 4.15 M Missing 419 10 8074440254 719020503029 Current Interest Rate IT System 2.64 M Missing 420 10 8073631354 719120292820 Current Interest Rate IT System 0.52 M Missing 421 10 8073903792 719092094083 Current Interest Rate IT System 0.79 M Missing 422 10 8071373753 719038166568 Current Interest Rate IT System 0.22 M Missing 423 10 8071109459 719030263670 Current Interest Rate IT System 0.75 M Missing 424 10 8072931026 719064740258 Current Interest Rate IT System 2.45 M Missing 425 10 8073600720 719083187006 Current Interest Rate IT System 0.52 M Missing 426 10 8072770081 719224707029 Current Interest Rate IT System 1.09 M Missing 427 10 8074137390 719101005126 Current Interest Rate IT System 1.73 M Missing 428 10 8073410864 719104213592 Current Interest Rate IT System 1.50 M Missing 429 10 8073711406 719230322214 Current Interest Rate IT System 0.77 M Missing 430 10 8074106911 719133088968 Current Interest Rate IT System 2.16 M Missing 431 10 8072224898 719223938213 Current Interest Rate IT System 4.25 M Missing 432 10 8074407687 719107267273 Current Interest Rate IT System 3.00 M Missing 433 10 8072857555 719061753351 Current Interest Rate IT System 3.00 M Missing 434 10 8072543262 719052583696 Current Interest Rate IT System 0.50 M Missing 442 10 8075426118 719106780306 Current Interest Rate IT System 1.90 M Missing 419 11 8074440254 719020503029 Current Balance Pre-Default Interest Cap IT System 49,269.02 M Missing 420 11 8073631354 719120292820 Current Balance Pre-Default Interest Cap IT System 376,516.11 M Missing 421 11 8073903792 719092094083 Current Balance Pre-Default Interest Cap IT System 93,611.97 M Missing 422 11 8071373753 719038166568 Current Balance Pre-Default Interest Cap IT System 116,943.90 M Missing 423 11 8071109459 719030263670 Current Balance Pre-Default Interest Cap IT System 2,121.48 M Missing 424 11 8072931026 719064740258 Current Balance Pre-Default Interest Cap IT System 53,762.11 M Missing 425 11 8073600720 719083187006 Current Balance Pre-Default Interest Cap IT System 172,936.40 M Missing 426 11 8072770081 719224707029 Current Balance Pre-Default Interest Cap IT System 254,539.66 M Missing 427 11 8074137390 719101005126 Current Balance Pre-Default Interest Cap IT System 89,665.38 M Missing 428 11 8073410864 719104213592 Current Balance Pre-Default Interest Cap IT System 15,013.28 M Missing 429 11 8073711406 719230322214 Current Balance Pre-Default Interest Cap IT System 55,765.90 M Missing

430 11 8074106911 719133088968 Current Balance Pre-Default Interest Cap IT System 51,660.61 M Missing 431 11 8072224898 719223938213 Current Balance Pre-Default Interest Cap IT System 297,448.64 M Missing 432 11 8074407687 719107267273 Current Balance Pre-Default Interest Cap IT System 68,639.02 M Missing 433 11 8072857555 719061753351 Current Balance Pre-Default Interest Cap IT System 156,680.57 M Missing 434 11 8072543262 719052583696 Current Balance Pre-Default Interest Cap IT System 122,934.62 M Missing 442 11 8075426118 719106780306 Current Balance Pre-Default Interest Cap IT System 151,284.03 M Missing 419 12 8074440254 719020503029 Arrears Balance IT System n.a. M Missing 420 12 8073631354 719120292820 Arrears Balance IT System n.a. M Missing 421 12 8073903792 719092094083 Arrears Balance IT System n.a. M Missing 422 12 8071373753 719038166568 Arrears Balance IT System n.a. M Missing 423 12 8071109459 719030263670 Arrears Balance IT System n.a. M Missing 424 12 8072931026 719064740258 Arrears Balance IT System n.a. M Missing 425 12 8073600720 719083187006 Arrears Balance IT System n.a. M Missing 426 12 8072770081 719224707029 Arrears Balance IT System n.a. M Missing 427 12 8074137390 719101005126 Arrears Balance IT System n.a. M Missing 428 12 8073410864 719104213592 Arrears Balance IT System n.a. M Missing 429 12 8073711406 719230322214 Arrears Balance IT System n.a. M Missing 430 12 8074106911 719133088968 Arrears Balance IT System n.a. M Missing 431 12 8072224898 719223938213 Arrears Balance IT System n.a. M Missing 432 12 8074407687 719107267273 Arrears Balance IT System n.a. M Missing 433 12 8072857555 719061753351 Arrears Balance IT System n.a. M Missing 434 12 8072543262 719052583696 Arrears Balance IT System n.a. M Missing 442 12 8075426118 719106780306 Arrears Balance IT System n.a. M Missing 52 14 8071121956 719032719105 Type of Debtor IT System INDIVIDUALs, INDIVIDUALs M Missing 354 14 8074365072 719019721378 Type of Debtor IT System INDIVIDUALs, INDIVIDUALs M Missing 419 14 8074440254 719020503029 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's M Missing 420 14 8073631354 719120292820 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 421 14 8073903792 719092094083 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 422 14 8071373753 719038166568 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 423 14 8071109459 719030263670 Type of Debtor IT System INDIVIDUAL's M Missing 424 14 8072931026 719064740258 Type of Debtor IT System INDIVIDUAL's M Missing 425 14 8073600720 719083187006 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's M Missing 426 14 8072770081 719224707029 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 427 14 8074137390 719101005126 Type of Debtor IT System INDIVIDUAL's M Missing 428 14 8073410864 719104213592 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 429 14 8073711406 719230322214 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 430 14 8074106911 719133088968 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 431 14 8072224898 719223938213 Type of Debtor IT System INDIVIDUAL's M Missing 432 14 8074407687 719107267273 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 433 14 8072857555 719061753351 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's, INDIVIDUAL's M Missing 434 14 8072543262 719052583696 Type of Debtor IT System INDIVIDUAL's, INDIVIDUAL's M Missing 442 14 8075426118 719106780306 Type of Debtor IT System INDIVIDUAL's M Missing 52 15 8071121956 719032719105 Date of Default or Foreclosure IT System 5/12/2012 M Missing 354 15 8074365072 719019721378 Date of Default or Foreclosure IT System 6/23/2014 M Missing 419 15 8074440254 719020503029 Date of Default or Foreclosure IT System n.a. M Missing 420 15 8073631354 719120292820 Date of Default or Foreclosure IT System n.a. M Missing 421 15 8073903792 719092094083 Date of Default or Foreclosure IT System n.a. M Missing 422 15 8071373753 719038166568 Date of Default or Foreclosure IT System n.a. M Missing 423 15 8071109459 719030263670 Date of Default or Foreclosure IT System n.a. M Missing 424 15 8072931026 719064740258 Date of Default or Foreclosure IT System n.a. M Missing 425 15 8073600720 719083187006 Date of Default or Foreclosure IT System n.a. M Missing 426 15 8072770081 719224707029 Date of Default or Foreclosure IT System n.a. M Missing 427 15 8074137390 719101005126 Date of Default or Foreclosure IT System n.a. M Missing 428 15 8073410864 719104213592 Date of Default or Foreclosure IT System n.a. M Missing 429 15 8073711406 719230322214 Date of Default or Foreclosure IT System n.a. M Missing 430 15 8074106911 719133088968 Date of Default or Foreclosure IT System n.a. M Missing 431 15 8072224898 719223938213 Date of Default or Foreclosure IT System n.a. M Missing 432 15 8074407687 719107267273 Date of Default or Foreclosure IT System n.a. M Missing 433 15 8072857555 719061753351 Date of Default or Foreclosure IT System n.a. M Missing 434 15 8072543262 719052583696 Date of Default or Foreclosure IT System n.a. M Missing 442 15 8075426118 719106780306 Date of Default or Foreclosure IT System n.a. M Missing 52 16 8071121956 719032719105 Payment Frequency IT System MONTHLY M Missing 354 16 8074365072 719019721378 Payment Frequency IT System MONTHLY M Missing 419 16 8074440254 719020503029 Payment Frequency IT System MONTHLY M Missing

420 16 8073631354 719120292820 Payment Frequency IT System MONTHLY M Missing 421 16 8073903792 719092094083 Payment Frequency IT System MONTHLY M Missing 422 16 8071373753 719038166568 Payment Frequency IT System MONTHLY M Missing 423 16 8071109459 719030263670 Payment Frequency IT System MONTHLY M Missing 424 16 8072931026 719064740258 Payment Frequency IT System MONTHLY M Missing 425 16 8073600720 719083187006 Payment Frequency IT System MONTHLY M Missing 426 16 8072770081 719224707029 Payment Frequency IT System MONTHLY M Missing 427 16 8074137390 719101005126 Payment Frequency IT System MONTHLY M Missing 428 16 8073410864 719104213592 Payment Frequency IT System MONTHLY M Missing 429 16 8073711406 719230322214 Payment Frequency IT System MONTHLY M Missing 430 16 8074106911 719133088968 Payment Frequency IT System MONTHLY M Missing 431 16 8072224898 719223938213 Payment Frequency IT System MONTHLY M Missing 432 16 8074407687 719107267273 Payment Frequency IT System MONTHLY M Missing 433 16 8072857555 719061753351 Payment Frequency IT System MONTHLY M Missing 434 16 8072543262 719052583696 Payment Frequency IT System MONTHLY M Missing 442 16 8075426118 719106780306 Payment Frequency IT System MONTHLY M Missing 354 17 8074365072 719019721378 Litigation Status IT System not in legal M Missing 419 17 8074440254 719020503029 Litigation Status IT System not in legal M Missing 420 17 8073631354 719120292820 Litigation Status IT System not in legal M Missing 421 17 8073903792 719092094083 Litigation Status IT System not in legal M Missing 422 17 8071373753 719038166568 Litigation Status IT System not in legal M Missing 423 17 8071109459 719030263670 Litigation Status IT System not in legal M Missing 424 17 8072931026 719064740258 Litigation Status IT System not in legal M Missing 425 17 8073600720 719083187006 Litigation Status IT System not in legal M Missing 426 17 8072770081 719224707029 Litigation Status IT System not in legal M Missing 427 17 8074137390 719101005126 Litigation Status IT System not in legal M Missing 428 17 8073410864 719104213592 Litigation Status IT System not in legal M Missing 429 17 8073711406 719230322214 Litigation Status IT System not in legal M Missing 430 17 8074106911 719133088968 Litigation Status IT System not in legal M Missing 431 17 8072224898 719223938213 Litigation Status IT System not in legal M Missing 432 17 8074407687 719107267273 Litigation Status IT System not in legal M Missing 433 17 8072857555 719061753351 Litigation Status IT System not in legal M Missing 434 17 8072543262 719052583696 Litigation Status IT System not in legal M Missing 442 17 8075426118 719106780306 Litigation Status IT System not in legal M Missing 354 18 8074365072 719019721378 Latest Legal Step Date IT System not in legal M Missing 419 18 8074440254 719020503029 Latest Legal Step Date IT System not in legal M Missing 420 18 8073631354 719120292820 Latest Legal Step Date IT System not in legal M Missing 421 18 8073903792 719092094083 Latest Legal Step Date IT System not in legal M Missing 422 18 8071373753 719038166568 Latest Legal Step Date IT System not in legal M Missing 423 18 8071109459 719030263670 Latest Legal Step Date IT System not in legal M Missing 424 18 8072931026 719064740258 Latest Legal Step Date IT System not in legal M Missing 425 18 8073600720 719083187006 Latest Legal Step Date IT System not in legal M Missing 426 18 8072770081 719224707029 Latest Legal Step Date IT System not in legal M Missing 427 18 8074137390 719101005126 Latest Legal Step Date IT System not in legal M Missing 428 18 8073410864 719104213592 Latest Legal Step Date IT System not in legal M Missing 429 18 8073711406 719230322214 Latest Legal Step Date IT System not in legal M Missing 430 18 8074106911 719133088968 Latest Legal Step Date IT System not in legal M Missing 431 18 8072224898 719223938213 Latest Legal Step Date IT System not in legal M Missing 432 18 8074407687 719107267273 Latest Legal Step Date IT System not in legal M Missing 433 18 8072857555 719061753351 Latest Legal Step Date IT System not in legal M Missing 434 18 8072543262 719052583696 Latest Legal Step Date IT System not in legal M Missing 442 18 8075426118 719106780306 Latest Legal Step Date IT System not in legal M Missing 52 19 8071121956 719032719105 Date of Loan Maturity IT System 9/12/2022 M Missing 354 19 8074365072 719019721378 Date of Loan Maturity IT System 7/23/2032 M Missing 419 19 8074440254 719020503029 Date of Loan Maturity IT System 10/14/2035 M Missing 420 19 8073631354 719120292820 Date of Loan Maturity IT System 7/31/2037 M Missing 421 19 8073903792 719092094083 Date of Loan Maturity IT System 4/11/2041 M Missing 422 19 8071373753 719038166568 Date of Loan Maturity IT System 7/31/2045 M Missing 423 19 8071109459 719030263670 Date of Loan Maturity IT System 4/30/2028 M Missing 424 19 8072931026 719064740258 Date of Loan Maturity IT System 7/31/2041 M Missing 425 19 8073600720 719083187006 Date of Loan Maturity IT System 12/15/2041 M Missing 426 19 8072770081 719224707029 Date of Loan Maturity IT System 11/3/2044 M Missing 427 19 8074137390 719101005126 Date of Loan Maturity IT System 6/18/2024 M Missing 428 19 8073410864 719104213592 Date of Loan Maturity IT System 3/31/2025 M Missing

429 19 8073711406 719230322214 Date of Loan Maturity IT System 10/28/2024 M Missing 430 19 8074106911 719133088968 Date of Loan Maturity IT System 7/20/2021 M Missing 431 19 8072224898 719223938213 Date of Loan Maturity IT System 12/31/2040 M Missing 432 19 8074407687 719107267273 Date of Loan Maturity IT System 3/14/2041 M Missing 433 19 8072857555 719061753351 Date of Loan Maturity IT System 5/5/2033 M Missing 434 19 8072543262 719052583696 Date of Loan Maturity IT System 7/31/2030 M Missing 442 19 8075426118 719106780306 Date of Loan Maturity IT System 11/17/2047 M Missing 354 20 8074365072 719019721378 Repayment Method IT System Repayment M Missing 419 20 8074440254 719020503029 Repayment Method IT System Repayment M Missing 420 20 8073631354 719120292820 Repayment Method IT System Repayment M Missing 421 20 8073903792 719092094083 Repayment Method IT System Repayment M Missing 422 20 8071373753 719038166568 Repayment Method IT System Repayment M Missing 423 20 8071109459 719030263670 Repayment Method IT System Repayment M Missing 424 20 8072931026 719064740258 Repayment Method IT System Repayment M Missing 425 20 8073600720 719083187006 Repayment Method IT System Repayment M Missing 426 20 8072770081 719224707029 Repayment Method IT System Repayment M Missing 427 20 8074137390 719101005126 Repayment Method IT System Repayment M Missing 428 20 8073410864 719104213592 Repayment Method IT System Repayment M Missing 429 20 8073711406 719230322214 Repayment Method IT System Repayment M Missing 430 20 8074106911 719133088968 Repayment Method IT System Repayment M Missing 431 20 8072224898 719223938213 Repayment Method IT System Repayment M Missing 432 20 8074407687 719107267273 Repayment Method IT System Repayment M Missing 433 20 8072857555 719061753351 Repayment Method IT System Repayment M Missing 434 20 8072543262 719052583696 Repayment Method IT System Repayment M Missing 442 20 8075426118 719106780306 Repayment Method IT System Repayment M Missing 354 21 8074365072 719019721378 Type of Procedure IT System not in legal M Missing 419 21 8074440254 719020503029 Type of Procedure IT System not in legal M Missing 420 21 8073631354 719120292820 Type of Procedure IT System not in legal M Missing 421 21 8073903792 719092094083 Type of Procedure IT System not in legal M Missing 422 21 8071373753 719038166568 Type of Procedure IT System not in legal M Missing 423 21 8071109459 719030263670 Type of Procedure IT System not in legal M Missing 424 21 8072931026 719064740258 Type of Procedure IT System not in legal M Missing 425 21 8073600720 719083187006 Type of Procedure IT System not in legal M Missing 426 21 8072770081 719224707029 Type of Procedure IT System not in legal M Missing 427 21 8074137390 719101005126 Type of Procedure IT System not in legal M Missing 428 21 8073410864 719104213592 Type of Procedure IT System not in legal M Missing 429 21 8073711406 719230322214 Type of Procedure IT System not in legal M Missing 430 21 8074106911 719133088968 Type of Procedure IT System not in legal M Missing 431 21 8072224898 719223938213 Type of Procedure IT System not in legal M Missing 432 21 8074407687 719107267273 Type of Procedure IT System not in legal M Missing 433 21 8072857555 719061753351 Type of Procedure IT System not in legal M Missing 434 21 8072543262 719052583696 Type of Procedure IT System not in legal M Missing 442 21 8075426118 719106780306 Type of Procedure IT System not in legal M Missing 354 22 8074365072 719019721378 Bankruptcy Status IT System NA M Missing 419 22 8074440254 719020503029 Bankruptcy Status IT System NA M Missing 420 22 8073631354 719120292820 Bankruptcy Status IT System NA M Missing 421 22 8073903792 719092094083 Bankruptcy Status IT System NA M Missing 422 22 8071373753 719038166568 Bankruptcy Status IT System NA M Missing 423 22 8071109459 719030263670 Bankruptcy Status IT System NA M Missing 424 22 8072931026 719064740258 Bankruptcy Status IT System NA M Missing 425 22 8073600720 719083187006 Bankruptcy Status IT System NA M Missing 426 22 8072770081 719224707029 Bankruptcy Status IT System NA M Missing 427 22 8074137390 719101005126 Bankruptcy Status IT System NA M Missing 428 22 8073410864 719104213592 Bankruptcy Status IT System NA M Missing 429 22 8073711406 719230322214 Bankruptcy Status IT System NA M Missing 430 22 8074106911 719133088968 Bankruptcy Status IT System NA M Missing 431 22 8072224898 719223938213 Bankruptcy Status IT System NA M Missing 432 22 8074407687 719107267273 Bankruptcy Status IT System NA M Missing 433 22 8072857555 719061753351 Bankruptcy Status IT System NA M Missing 434 22 8072543262 719052583696 Bankruptcy Status IT System NA M Missing 442 22 8075426118 719106780306 Bankruptcy Status IT System NA M Missing 354 23 8074365072 719019721378 Bankruptcy Claim Date IT System NA M Missing 419 23 8074440254 719020503029 Bankruptcy Claim Date IT System NA M Missing 420 23 8073631354 719120292820 Bankruptcy Claim Date IT System NA M Missing

421 23 8073903792 719092094083 Bankruptcy Claim Date IT System NA M Missing 422 23 8071373753 719038166568 Bankruptcy Claim Date IT System NA M Missing 423 23 8071109459 719030263670 Bankruptcy Claim Date IT System NA M Missing 424 23 8072931026 719064740258 Bankruptcy Claim Date IT System NA M Missing 425 23 8073600720 719083187006 Bankruptcy Claim Date IT System NA M Missing 426 23 8072770081 719224707029 Bankruptcy Claim Date IT System NA M Missing 427 23 8074137390 719101005126 Bankruptcy Claim Date IT System NA M Missing 428 23 8073410864 719104213592 Bankruptcy Claim Date IT System NA M Missing 429 23 8073711406 719230322214 Bankruptcy Claim Date IT System NA M Missing 430 23 8074106911 719133088968 Bankruptcy Claim Date IT System NA M Missing 431 23 8072224898 719223938213 Bankruptcy Claim Date IT System NA M Missing 432 23 8074407687 719107267273 Bankruptcy Claim Date IT System NA M Missing 433 23 8072857555 719061753351 Bankruptcy Claim Date IT System NA M Missing 434 23 8072543262 719052583696 Bankruptcy Claim Date IT System NA M Missing 442 23 8075426118 719106780306 Bankruptcy Claim Date IT System NA M Missing 5 24 8071494218 719026407031 Zip Code Latest Valuation Report 33820 M Missing 13 24 8073597093 719083117544 Zip Code Latest Valuation Report 41015 M Missing 16 24 8073623638 719083790584 Zip Code Latest Valuation Report 04720 M Missing 72 24 8071373339 719038139711 Zip Code Latest Valuation Report 34001 M Missing 85 24 8071438121 719052896714 Zip Code Latest Valuation Report 03300 M Missing 86 24 8071439007 719101761554 Zip Code Latest Valuation Report 11500 M Missing 88 24 8071477671 719219027508 Zip Code Latest Valuation Report 24500 M Missing 98 24 8072141659 719044429948 Zip Code Latest Valuation Report 25600 M Missing 117 24 8072495062 719110814741 Zip Code Latest Valuation Report 29660 M Missing 119 24 8072550136 719057524888 Zip Code Latest Valuation Report 07500 M Missing 135 24 8072787932 719058847142 Zip Code Latest Valuation Report 31174 M Missing 142 24 8072848040 719067585657 Zip Code Latest Valuation Report 28021 M Missing 145 24 8072863619 719062037190 Zip Code Latest Valuation Report 30833 M Missing 150 24 8072875882 719062669025 Zip Code Latest Valuation Report 28751 M Missing 152 24 8072879967 719006016311 Zip Code Latest Valuation Report 03570 M Missing 153 24 8072881473 719122114443 Zip Code Latest Valuation Report 46980 M Missing 158 24 8072886626 719063356489 Zip Code Latest Valuation Report 29010 M Missing 159 24 8072888349 719006042389 Zip Code Latest Valuation Report 29680 M Missing 168 24 8073078439 719068234862 Zip Code Latest Valuation Report 43850 M Missing 171 24 8073157928 719069916168 Zip Code Latest Valuation Report 30520 M Missing 172 24 8073169650 719070325286 Zip Code Latest Valuation Report 03183 M Missing 191 24 8073285936 719073583837 Zip Code Latest Valuation Report 30565 M Missing 192 24 8073303561 719074074303 Zip Code Latest Valuation Report 30157 M Missing 204 24 8073394442 719217238640 Zip Code Latest Valuation Report 30011 M Missing 206 24 8073402727 719010176350 Zip Code Latest Valuation Report 30006 M Missing 210 24 8073425052 719077638166 Zip Code Latest Valuation Report 30820 M Missing 214 24 8073472628 719010790943 Zip Code Latest Valuation Report 03006 M Missing 225 24 8073549454 719081628025 Zip Code Latest Valuation Report 12550 M Missing 232 24 8073574541 719128610943 Zip Code Latest Valuation Report 03189 M Missing 238 24 8073596898 719083142295 Zip Code Latest Valuation Report 41016 M Missing 240 24 8073606092 719083331877 Zip Code Latest Valuation Report 46410 M Missing 242 24 8073620734 719013273244 Zip Code Latest Valuation Report 04700 M Missing 247 24 8073636459 719131293073 Zip Code Latest Valuation Report 21620 M Missing 250 24 8073684111 719085048086 Zip Code Latest Valuation Report 46880 M Missing 285 24 8073885959 719091589849 Zip Code Latest Valuation Report 03660 M Missing 295 24 8073918976 719092590752 Zip Code Latest Valuation Report 28413 M Missing 296 24 8073921801 719124640529 Zip Code Latest Valuation Report 45300 M Missing 301 24 8073944588 719125544602 Zip Code Latest Valuation Report 28723 M Missing 311 24 8074021139 719017762331 Zip Code Latest Valuation Report 08030 M Missing 312 24 8074025298 719211383880 Zip Code Latest Valuation Report 08038 M Missing 334 24 8074123498 719018858130 Zip Code Latest Valuation Report 03181 M Missing 348 24 8074346643 719111514617 Zip Code Latest Valuation Report 08700 M Missing 357 24 8074381370 719106250070 Zip Code Latest Valuation Report 43820 M Missing 364 24 8074401236 719213411061 Zip Code Latest Valuation Report 08370 M Missing 368 24 8074406801 719107240348 Zip Code Latest Valuation Report 43870 M Missing 369 24 8074406897 719107243491 Zip Code Latest Valuation Report 43540 M Missing 381 24 8074436434 719130907541 Zip Code Latest Valuation Report 08922 M Missing 382 24 8074436802 719108362547 Zip Code Latest Valuation Report 08292 M Missing 385 24 8074446406 719108731255 Zip Code Latest Valuation Report 08270 M Missing

386 24 8074449975 719108853004 Zip Code Latest Valuation Report 08370 M Missing 394 24 8074571958 719112426917 Zip Code Latest Valuation Report 15706 M Missing 403 24 8074631201 719113123747 Zip Code Latest Valuation Report 28922 M Missing 412 24 8074661498 719114903987 Zip Code Latest Valuation Report 46193 M Missing 426 24 8072770081 719224707029 Zip Code Latest Valuation Report 08490 M Missing 436 24 8171016266 719002044758 Zip Code Latest Valuation Report 08328 M Missing 437 24 8171018778 719036571238 Zip Code Latest Valuation Report 18006 M Missing 419 1 8074440254 719020503029 Participant ID Land Registry / Cadastral Reference ND ND REDACTED 420 1 8073631354 719120292820 Participant ID Land Registry / Cadastral Reference ND ND REDACTED 433 1 8072857555 719061753351 Participant ID Land Registry / Cadastral Reference ND ND REDACTED 442 1 8075426118 719106780306 Participant ID Land Registry / Cadastral Reference ND ND REDACTED

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)
16 November 2021

Appendix C: Scope of the Services

This scope sets out the agreed procedures for various data attributes relating to a sample of Spanish residential mortgage loans drawn from the portfolio as set out below.

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance.  We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services.  If we were engaged to perform and did perform additional procedures, an audit or review, other matters might come to light that would be reported.  We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information.

We are responsible for performing the procedures set out below and reporting our findings.

Sampling approach

Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population.  Sampling techniques inherently assume that the sample is representative of the population as a whole.  In this engagement you have asked us to assume that the estimated error rate in the underlying population is zero and to express the results of our work at a level of 99% confidence and with 1% precision if no errors are discovered.  You have requested that we calculate the sample size necessary to provide 99% confidence with 1% precision on the basis that error rates in the data attributes are hypergeometrically distributed.  We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Findings

Where an individual mortgage loan fails a procedure in relation to a data attribute, this is classified as one error.  Where the data fields provided are incomplete, we are unable to test these items. Where no data attribute is available, this is marked as ‘No Data’ and the sample size for the relevant test is reduced to reflect the number of observable data attributes.   Where a source document cannot be located, this missing source information is treated in two alternative ways: (i) classed as an error on each test; and (ii) deducted from the sample so the total number of mortgage loans tested is reduced.

KPMG LLP
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of Spanish residential mortgage loans and Real Estate Owned loans (“REOs”)
16 November 2021

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions provided by the Loan Seller are assumed to supersede the original documentation.

In comparing data attributes between the Extraction File and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

Procedures

No.	Data attribute	Source	Procedure	Tolerance
1	Borrower name	Land Registry / Cadastral Reference
For each loan check if the data attribute per the IT System agrees to the source.

Where there is more than one borrower recorded on the IT System, we will check that at least one borrower agrees to the source.
Substantial agreement
2	Property address	Land Registry / Legal Charge / Folio
For each loan check if the data attribute per the IT System agrees to the source.

Where there is more than one address populated in the source or the address in the source is incomplete, we will check that the IDUFIR code agrees to the source.
Substantial agreement
3	Property type	Valuation report
For each loan check if the data attribute per the Extraction File agrees to the source

For clarity, property type Residential (House, Detached or Semi-Detached) is taken to include residential Bungalows.
None
4	Latest valuation amount	Valuation report	For each loan check if the data attribute per the Extraction File agrees to the source	None
5	Latest valuation date	Valuation report	For each loan check if the data attribute per the Extraction File agrees to the source	+/- 30 days
6	Document signatory	Valuation report	For each loan check if the source is signed in the designated space for the valuer	None
7	Loan origination date	IT system	For each loan check if the data attribute per the Extraction File agrees to the source	+/- 30 days
8	Original loan balance	Land Registry Excerpt / Loan Deed
For each loan check if the data attribute per the Extraction File agrees to the Land Registry Excerpt.

Where there have been sales of collateral, as confirmed by the Arranger, the data attribute per the Extraction File has been agreed to the Loan Deed.
None
9	Loan currency	Offer letter	For each loan check if the data attribute per the Extraction File agrees to the source	None
10	Current interest rate	IT system	For each loan check if the data attribute per the Extraction File agrees to the source as at the cut-off date	None
11	Current balance	IT system	For each loan check if the data attribute per the Extraction File agrees to the source as at the cut-off date	None
12	Arrears Balance	IT system	For each loan check if the data attribute per the Extraction File agrees to the source as at the cut-off date	None
13	Legal charge	Land Registry / Legal Charge / Cadastral Reference / Cancellation Documentation	For each loan check if the if the data attribute per the Extraction File agrees to the source	None
14	Borrower Type	IT system	For each loan check if the data attribute per the Extraction File agrees to the source	None
15	Default Date	IT system	For each loan check if the data attribute per the Extraction File agrees to the source	None
16	Repayment Frequency	IT system	For each loan check if the data attribute per the Extraction File agrees to the source	None
17	Legal Status	IT System	For each loan check if the data attribute per the Extraction File agrees to the source	None
18	Legal Status Date	IT System	For each loan check if the data attribute per the Extraction File agrees to the source	None
19	Date of Loan Maturity	IT System	For each loan check if the data attribute per the Extraction File agrees to the recalculation of loan origination date per the Extraction File plus loan term per the Extraction File	+/- 30 days
20	Repayment Method	IT System	For each loan check if the data attribute per the Extraction File agrees to the source	None
21	Type of Procedure	IT System	For each loan check if the data attribute per the Extraction File agrees to the source	None
22	Bankruptcy Status	IT System	For each loan check if the data attribute per the Extraction File agrees to the source	None
23	Bankruptcy Claim Date	IT System	For each loan check if the data attribute per the Extraction File agrees to the source	None
24	Property Address	Latest Valuation Report
For each loan check if the data attribute per the IT System agrees to the source.

Where there is more than one address populated in the source or the address in the source is incomplete, we will check that the IDUFIR code agrees to the source.
Substantial agreement
25	Legal Charge Holder	Land Registry / Legal Charge / Folio	For each loan check if the data attribute per the Extraction File agrees to the source	None